Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Summary of Effect of the Restatement on Financial Statement Line Items

The following table summarizes the effect of the restatement on each financial statement line items as of December 31, 2020, or for the year ended December 31, 2020, as indicated:

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Derivative liabilities	$—	$59,536,667	$59,536,667
Total current liabilities	533,908	59,536,667	60,070,575
Total liabilities	16,283,908	59,536,667	75,820,575
Redeemable Equity	429,534,010	20,471,927	450,005,937
Class A ordinary shares	205	(205)	—
Additional paid-in capital	5,644,534	(5,644,534)	—
Accumulated deficit	(645,860)	(74,363,855)	(75,009,715)
Total shareholders’ (deficit) equity	5,000,004	(80,008,594)	(75,008,590)

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
Statement of Operations:
Professional fees, offering costs and other expenses	$643,303	$752,751	$1,396,054
Change in fair value of derivatives	—	31,926,667	31,926,667
Loss from operations	(643,303)	(32,679,418)	(33,322,721)
Net loss attributable to ordinary shares	(637,366)	(32,679,418)	(33,316,784)
Basic and diluted net loss per Class A ordinary share	—	(2.58)	(2.58)
Basic and diluted net loss per Class F ordinary share	—	(0.37)	(0.37)

Statement of Cash Flows:
Net loss attributable to ordinary shares	$(637,366)	$(32,679,418)	$(33,316,784)
Change in accrued professional fees and other expenses	440,322	752,751	1,193,073
Change in fair value of derivatives	—	31,926,667	31,926,667